Provisions and Other Liabilities - Summary of Other Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other provisions [Abstract]
Tax exposures	€ 1,031	€ 1,077	€ 1,530
Environment risks and remediation	686	732	708
Product liability risks, litigation and other	1,164	968	908
Other provisions	€ 2,881	€ 2,777	€ 3,146